Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Schedule of Systems & Equipment and PPE, net
Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ thousands)	2020	2019	2020	2019
Land	—	297	964	2,317
Buildings	2,257	748	68,847	70,473
Terminals and systems	2,614,869	2,610,417	—	—
Furniture and equipment	150,419	138,591	258,767	240,375
Construction in progress	76,582	49,340	14,985	15,624
	2,844,127	2,799,393	343,563	328,789
Accumulated depreciation	(1,776,006)	(1,593,801)	(211,961)	(182,734)
	1,068,121	1,205,592	131,602	146,055